Note 5 - Current Assets Short-term investments Non-current Assets Debt Securities, Held to Maturity, and Other Non-Current Assets (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 16, 2014	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2014
Write-off Deriving from Fair Value Measurement												$ 2,888
Amortization of Debt Discount (Premium)							$ 0	$ 0	$ (1,280)
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities							0	0	8,183
Investment Income, Dividend							0	0	1,833
Equity Securities, FV-NI, Realized Gain (Loss), Total							0	$ 0	$ 60,161
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate	3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate	5.00%
Investment Stated Interest Rate, Payable Quarterly	3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual	2.00%
Equity Securities [Member]
Held-to-Maturity Securities, Equity Interest Acquired	1.20%
Equity Securities, FV-NI	$ 7,802
Equity Securities [Member] | Zim Integrated Services [Member]
Investment Income, Dividend		$ 1,833
Investment Owned, Balance, Shares (in shares)									1,221,800
Equity Securities, FV-NI, Realized Gain (Loss), Total						$ 60,161
Debt Securities [Member]
Debt Securities, Held-to-maturity, Total	8,229
Amortization of Debt Discount (Premium)									$ 458
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Total										$ 6,774
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance				$ 245	$ 245					569
Debt Securities [Member] | Other Nonoperating Income (Expense) [Member]
Debt Securities, Held-to-maturity, Credit Loss Expense (Reversal)					(324)					$ (1,015)
Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	1,452			1,012	$ 1,012						$ 1,406
Debt Securities, Held-to-maturity, Fair Value, Total	676
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities				$ 394							$ 46
Debt Securities [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	6,777
Debt Securities, Held-to-maturity, Fair Value, Total	$ 3,567
Debt Securities [Member] | Zim 3 Percent Series 1 Notes and 5 Percent Series 2 Notes Due 2023 [Member]
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities			$ 7,789
US Treasury Bill Securities [Member]
Investment Owned, Balance, Principal Amount							17,605
Investment Owned, Cost							$ 17,373